Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator Double Stacker 9 Buffer ETF™ – October

Innovator Double Stacker ETF™ – October

Innovator Triple Stacker ETF™ – October

(each, a “Fund” and together, the “Funds”)

Supplement To each Fund’s Prospectus
Dated February 28, 2022

September 30, 2022

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the outcome period of approximately one year. The current outcome period will end on September 30, 2022, and each Fund will commence a new outcome period that will begin on October 1, 2022 and end on September 30, 2023. An investment in each Fund over the course of the outcome period will be subject to the Cap set forth in the table below.

Fund Name	Ticker	Cap	Investment Objective
Innovator Double Stacker 9 Buffer ETF™ – October	DBOC	S&P 500 ETF Cap: Gross: 10.09% Net: 9.69%* QQQ ETF Cap: Gross: 10.09% Net: 9.69%* Cumulative Fund Cap: Gross: 20.18% Net: 19.39%*

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 10.09% (prior to taking into account management fees and other fees) and 9.69% (after taking into account management fees) while providing a buffer against the first 9% of SPDR S&P 500 ETF Trust losses, over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 10.09% (prior to taking into account management fees and other fees) and 9.69% (after taking into account management fees) over the period from October 1, 2022 to September 30, 2023.

Innovator Double Stacker ETF™ – October	DSOC	S&P 500 ETF Cap: Gross: 13.45% Net: 13.05%* QQQ ETF Cap: Gross: 13.45% Net: 13.05%* Cumulative Fund Cap: Gross: 26.90% Net: 26.11%*

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 13.45% (prior to taking into account management fees and other fees) and 13.05% (after taking into account management fees) over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 13.45% (prior to taking into account management fees and other fees) and 13.05% (after taking into account management fees) over the period from October 1, 2022 to September 30, 2023.

Innovator Triple Stacker ETF™ – October	TSOC	S&P 500 ETF Cap: Gross: 8.32% Net: 8.05%* QQQ ETF Cap: Gross: 8.32% Net: 8.05%* Russell 2000 ETF Cap: Gross: 8.32% Net: 8.05%* Cumulative Fund Cap: Gross: 24.96% Net: 24.17%*

The Fund seeks to provide investors with returns that match those of the SPDR S&P 500 ETF Trust, up to the upside cap of 8.32% (prior to taking into account management fees and other fees) and 8.05% (after taking into account management fees) over the period from October 1, 2022 to September 30, 2023. The Fund also seeks to provide investors with any positive returns of the Invesco QQQ TrustSM, Series 1 and iShares Russell 2000 ETF, up to the upside cap of 8.32% and 8.32%, respectively, (prior to taking into account management fees and other fees) and 8.05% and 8.05%, respectively, (after taking into account management fees) over the period from October 1, 2022 to September 30, 2023.

*Takes into account the Fund’s unitary management fee.

In connection with the onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	The Fund’s investment objective is deleted in its entirety and replaced with the investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to the new outcome period: October 1, 2022 through September 30, 2023.

3.	All references to the Cap for the prior Outcome Period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference